ENTITY-WIDE DISCLOSURES (Major customers as a percentage of net sales) (Details)	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Customer A
Disclosure of major customers [line items]
Percentage of total net sales	15.90%	12.30%
Customer B
Disclosure of major customers [line items]
Percentage of total net sales	13.90%	13.10%
Customer C
Disclosure of major customers [line items]
Percentage of total net sales	7.90%	10.40%